Share-based Compensation Expenses (Summary of Company's Option Activity under 2008 Plan) (Details) - 2008 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 01, 2018	May 31, 2016	Feb. 15, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Granted (in shares)	200,523	7,260,242	2,435,709
Weighted Average Exercise Price
Granted (in dollars per share)		$ 0.0001
Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)				17,164,617
Granted (in shares)				7,704,003
Exercised (in shares)				(886,812)
Forfeited (in shares)				(3,474,437)
Outstanding as of end of the period (in shares)				20,507,371	17,164,617
Vested and expected to vest at end of the period (in shares)				19,619,273
Exercisable at the end of the period (in shares)				10,496,642
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)				$ 2.01
Granted (in dollars per share)				1.67
Exercised (in dollars per share)				0.75
Forfeited (in dollars per share)				2.54
Outstanding as of end of the period (in dollars per share)				1.81	$ 2.01
Vested and expected to vest at end of the period (in dollars per share)				1.81
Exercisable at the end of the period (in dollars per shares)				$ 1.74
Weighted Average Remaining Contractual Life
Outstanding as of end of the period				6 years 9 months 7 days	6 years 4 months 10 days
Vested and expected to vest at end of the period				6 years 8 months 5 days
Exercisable at the end of the period				4 years 8 months 19 days
Aggregate Intrinsic Value
Outstanding as of end of the period				$ 6,879	$ 13,340
Vested and expected to vest at end of the period				6,856
Exercisable				$ 6,615